AOMT II, LLC ABS 15-G

Exhibit 99.36

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
2026020103			XXX	Property Address	XXX	XXX	XXX	The loan file note lists the property address as “XXX”, while the tape data reflects the property address as XXX code “XXX”.
2026020103			XXX	Property Type	XXX	XXX	XXX	The appraisal lists the property type as a “XXX”, whereas the tape data indicates it as “XXX” only.
2026020103			XXX	Qualifying Total Debt Income Ratio	XXX	XXX	XXX	DTI was calculated based on the most recent documents; therefore, there is a slight variance compared to the DTI reflected in the tape data.
2026020074			XXX	Property Address	XXX	XXX	XXX	Tape reflcets "XXX" it is a zip code, and subject property is "XXX", which is not same.
2026020074			XXX	Verified Doc Type	XXX	XXX	XXX	Tape reflects doct type as XXX, In XXX we dont have a option to update like this, So updated as XXX month bank statement, which are the same.
2026020072			XXX	Property Address	XXX	XXX	XXX	In XXX , Property address has been updated as per note document , but in tape property address is updated by Zip code .